SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS	12 Months Ended
Mar. 31, 2022
Temporary Equity And Warrant Liability Disclosure [Abstract]
SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS

17. SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS

In June 2021, the Company entered into shares subscription agreements, respectively, with NIO Capital and Joy Capital for an aggregate investment amount of up to US$315 million for the subscription of senior convertible preferred shares. The first closing in the amount of US$100 million was completed for the issuance of 291,290,416 senior convertible preferred shares on July 12, 2021. On the same day, the Company also issued warrants to each of NIO Capital and Joy Capital to purchase up to 240,314,593 senior convertible preferred shares for an aggregate amount of US$165 million which was included in the aforementioned US$315 million. Each investor will be able to exercise the warrants within 18 months of the first closing date. The second closing in the amount of US$50 million is expected to be received within the next twelve months from the first closing date subject to customary closing conditions.

In November 2021 and March 2022, the Company completed the second closing of US$27.5 million and US$10 million through the issuance of a total of 80,104,865 senior convertible preferred shares and 29,129,042 senior convertible preferred shares, respectively. Both investors still retain their rights to purchase the senior convertible preferred shares for the remaining amount of US$12.5 million.

The major rights, preferences and privileges of the senior convertible preferred shares are as follows:

Conversion rights

Each senior convertible preferred share shall be convertible, at any time and from time to time from and after the applicable original issue date. The conversion price for each senior convertible preferred share shall be US$0.3433 per Class A ordinary share or US$1.03 per ADS. The conversion price is adjusted in the occurrence of a) share dividends and share splits; b) subsequent equity sales; c) subsequent rights offerings.

Voting rights

Holder of each senior convertible preferred share shall be entitled to vote that number of votes equal to the largest number of whole shares of Class A ordinary shares into which each such senior convertible preferred shares could be converted.

Dividends

Each senior convertible preferred share shall have the right to receive dividends, on as converted and non-cumulative basis, when, as and if declared by the Board. No dividend shall be paid on the ordinary shares at any time unless and until all dividends on the senior convertible preferred share have been paid in full. No dividends on preferred and ordinary shares have been declared since the issuance date until September 30, 2021.

Liquidation Preference

Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, each senior convertible preferred shareholder shall be entitled to receive out of the assets, whether capital or surplus, of the Company an amount equal to one hundred and fifty percent (150%) of stated value, or US$0.3433, per senior convertible preferred share held by such holder, plus any accrued and unpaid dividends, before any distribution or payment shall be made to the holders of any junior securities.

Redemption Rights

At any time and from time to time, upon written notice of each holder of senior convertible preferred share, the Company shall redeem all or part of the senior convertible preferred share held by such holder at the redemption price (as defined below), provided that any of the following events occurs: (i) any material breach of any of the representations, warranties or covenants by the Company; (ii) any conviction of breaches or violation of Applicable Law by the Company which is reasonably expected to have a material adverse effect; (iii) during the principal lock-up period, all or part of the 40,809,861 Class B ordinary shares held by the principal parties shall be subject to enforcement, foreclosure, freezing order or other judicial measures; (iv) the principal’s employment with the Company shall be terminated for whatever reason; (v) the Company shall fail to have available a sufficient number of authorized and unreserved Class A ordinary shares to issue to such holder upon a conversion hereunder; (vi) there shall have occurred a bankruptcy event; (vii) the ADSs shall fail to be listed or quoted for trading on a trading market for more than five (5) Trading Days, which need not be consecutive trading days; (viii) the electronic transfer by the Company of ADSs through the depository trust company or another established clearing corporation is no longer available or is subject to a “chill”.

Redemption price is defined as sum of the aggregate amount of the stated value (as adjusted for any share dividends, combinations, splits, recapitalizations and the like), plus an amount accruing at a compound annual rate of eight percent (8%) of such stated value for a period of time commencing from the original issue date and ending on the redemption closing date plus any accrued but unpaid dividends.

Accounting for senior convertible preferred share and warrants

The Company classified the senior convertible preferred shares in the mezzanine equity section of the consolidated balance sheets because certain redemption features allow the senior convertible preferred shareholders to force the Company to redeem the preferred shares and therefore, the senior convertible preferred shares are considered contingently redeemable upon the occurrence of certain liquidation events outside of the Company’s control. The senior convertible preferred share is carried at the amount recorded at inception and no accretion to the redemption value is needed until it becomes probable that the preferred shares will become redeemable. Continual evaluation is performed to assess whether probable of becoming redeemable.

The Company classified the warrants in the warrant liabilities and recorded at fair value initially with subsequent changes in fair value recorded in the profit and loss as warrants issued with redeemable share are liabilities within the scope of ASC 480. Warrants issued in connection with debt or equity, if the warrants are classified as a liability and recorded at fair value with changes in fair value recorded in the profit and loss, then the proceeds should be allocated first to the warrants based on their fair value (not relative fair value). The residual should be allocated to the base debt or equity instrument. Therefore, all proceeds were allocated to warrants on July 12, 2021 as the fair value of the warrants on that day was higher than total proceeds received. Besides, financial liabilities that are required to be measured at fair value should be recorded at fair value with the excess of the fair value over the net proceeds received recognized as a loss in the profit and loss.

The Company classified the obligation for the second closing as forward contracts as the investors were obligated to purchase and the Company was required to issue the shares within that twelve-month period since the first closing date. Forward contracts were recorded at fair value initially with subsequent fair value changes to be recorded through profit and loss.

The Company received a total of US$27.5 million and US$10.0 million in November 2021 and March 2022 as part of the second closing, respectively. As a result, a total of RMB526.5 million (US$83.1 million) related with the second closing was recorded at “Mezzanine equity” at the corresponding fair values on the applicable closing dates. The total fair value impact during the fiscal year ended March 31, 2022 was RMB130.4 million (US$20.6 million) and recorded under “Fair value impact of the issuance of senior convertible preferred shares”.

The Company’s senior convertible preferred shares activities for the fiscal year ended March 31, 2022 are summarized below:

Mezzanine Equity
RMB

Balance as of March 31, 2021	—
Issuance of senior convertible preferred shares	239,452
Fair value impact recorded in the applicable issuance days	287,032
Balance as of March 31, 2022	526,484

The roll forward of Level 3 financial instruments, including both warrant liabilities and forward contracts, during the fiscal year ended March 31, 2022 was as follows:

	Warrant liabilities	Forward contract assets
	RMB	RMB

Fair value of Level 3 financial instruments as of March 31, 2021	—	—
Issuance of warrants	647,850	—
Fair value of warrants and forward contracts at issuance	1,800,147	735,244
Settlement of forward contracts	—	(287,032)
The change in fair value of financial instruments	(2,224,660)	(441,088)
Foreign currency translation	(26,947)	(7,160)
Fair value of Level 3 liabilities/(assets) as of March 31, 2022	196,390	(36)

The composition of the fair value impact of the issuance of senior convertible preferred shares during the fiscal year ended March 31, 2022 was as follows:

For the fiscal year ended March 31, 2022
RMB

Fair value impact of the warrants	424,513
Fair value impact of the forward contracts	(294,156)
Gain from the TDR of the 2024 Notes (Note 12)	55,874
186,231

The forward contracts and warrants are not traded in an active securities market. In terms of forward contracts, discounted cash flow model was applied to estimate its fair value using the risk-free interest rate as the discount rate.

For the warrants, with the assistance from an independent valuation firm, the Company estimated its fair value using the Black-Scholes option pricing model using the following main assumptions:

For the fiscal year ended March 31, 2022

Risk-free interest rate	0.12%~1.39%
Expected volatility	43.08%~55.29%
Dividend yield	0%
Expected term (in years)	0.78~1.50
Fair value of underlying senior convertible preferred share	US$0.34 ~ US$1.12